Summary of Significant Accounting Policies - Valuation of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 168,534	$ 320,360
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	14,548
Liabilities
Derivative Liability, Fair Value, Gross Liability	112,000	55,000
Fair Value, Measurements, Recurring [Member]
Assets
Cash and cash equivalents	168,534	320,360
Available-for-sale marketable securities
Total available-for-sale marketable securities	14,548	12,646
Derivative Asset, Fair Value, Gross Asset	118,000		62,000
Total assets	301,082	395,006
Liabilities
Derivative Liability, Fair Value, Gross Liability	112,000	55,000
Contingent Consideration Fair Value		983
Total liabilities	127,206	55,983
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents		320,360
Available-for-sale marketable securities
Total available-for-sale marketable securities	4,117	8,145
Derivative Asset, Fair Value, Gross Asset	0	0
Total assets	172,651	328,505
Liabilities
Derivative Liability, Fair Value, Gross Liability	0
Contingent Consideration Fair Value		0
Total liabilities	8,969	0
Interest Rate Swap Fair Value Liability		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0	0
Available-for-sale marketable securities
Total available-for-sale marketable securities	10,431	4,501
Derivative Asset, Fair Value, Gross Asset	0	0
Total assets	10,431	4,501
Liabilities
Derivative Liability, Fair Value, Gross Liability	0
Contingent Consideration Fair Value		0
Total liabilities	0	0
Interest Rate Swap Fair Value Liability		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0	0
Available-for-sale marketable securities
Total available-for-sale marketable securities	0	0
Derivative Asset, Fair Value, Gross Asset	118,000
Total assets	118,000	62,000
Liabilities
Derivative Liability, Fair Value, Gross Liability	112,000
Contingent Consideration Fair Value		983
Total liabilities	118,237	55,983
Contingent Value Rights [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Contingent Consideration Fair Value	8,969
Contingent Value Rights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Contingent Consideration Fair Value	8,969
Contingent Value Rights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Contingent Consideration Fair Value	0
Contingent Value Rights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Contingent Consideration Fair Value	0
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Contingent Consideration Fair Value	6,237
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Contingent Consideration Fair Value	0
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Contingent Consideration Fair Value	0
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Contingent Consideration Fair Value	6,237
US Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	4,117
US Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	4,117
US Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	0
US Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	0
U.S. agency debt security [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	4,998	2,500
U.S. agency debt security [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	0	0
U.S. agency debt security [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	4,998	2,500
U.S. agency debt security [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	0	0
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	245
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	0
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	245
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure	0
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale marketable securities
Total available-for-sale marketable securities		4,501
Available-for-sale Securities, Fair Value Disclosure	5,188	2,001
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale marketable securities
Total available-for-sale marketable securities		0
Available-for-sale Securities, Fair Value Disclosure	0	0
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale marketable securities
Total available-for-sale marketable securities		4,501
Available-for-sale Securities, Fair Value Disclosure	5,188	2,001
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale marketable securities
Total available-for-sale marketable securities		0
Available-for-sale Securities, Fair Value Disclosure	0	0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure		8,145
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure		8,145
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale marketable securities
Available-for-sale Securities, Fair Value Disclosure		$ 0